Schedule of Investments
Principal Diversified Select Real Asset Fund
December 31, 2020 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 6.03% Shares Held Value (000's)
Exchange-Traded Funds - 0.27%
SPDR S&P Global Natural Resources ETF 9,460 $ 424
Money Market Funds - 5.76%
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
0.03%
(a)
9,117,423 9,117
TOTAL INVESTMENT COMPANIES $ 9,541
PRIVATE INVESTMENT FUNDS - 21.99%
Shares/Units
Held Value (000's)
Agriculture - 8.41%
Ceres Farmland Holdings, LP
(b)
6,000,000 $ 6,431
UBS AgriVest Farmland Fund, LP
(b)
3,367 6,870
$ 13,301
Diversified Financial Services - 2.26%
Sound Point CLO Fund, LP
(b)
N/A 3,574
Forest Products & Paper - 7.95%
BTG Pactual Open Ended Core US Timberland
Fund, LP
(b)
6,905 8,189
Hancock Timberland and Farmland Fund, LP
(b)
4,204 4,396
$ 12,585
Real Estate - 3.37%
UBS Trumbull Property Growth & Income Fund,
LP
(b)
200 5,326
TOTAL PRIVATE INVESTMENT FUNDS $ 34,786
COMMON STOCKS - 51.59% Shares Held Value (000's)
Agriculture - 0.18%
Archer-Daniels-Midland Co 2,652 $ 134
Bunge Ltd 2,241 147
$ 281
Biotechnology - 0.08%
Corteva Inc 3,445 133
Building Materials - 0.29%
Fortune Brands Home & Security Inc 1,374 118
Geberit AG 366 229
Masco Corp 1,984 109
$ 456
Chemicals - 0.94%
CF Industries Holdings Inc 3,540 137
Ecolab Inc 2,486 538
FMC Corp 1,138 131
ICL Group Ltd 27,795 142
Mosaic Co/The 6,012 138
Nutrien Ltd 2,669 128
Sociedad Quimica y Minera de Chile SA ADR 2,804 138
Yara International ASA 3,250 135
$ 1,487
Commercial Services - 1.62%
Atlas Arteria Ltd 288,317 1,450
Transurban Group 105,739 1,114
$ 2,564
Consumer Products - 0.09%
Avery Dennison Corp 884 137
Electric - 10.58%
AusNet Services 685,866 930
Brookfield Renewable Corp 22,171 1,292
Clearway Energy Inc - Class C 37,902 1,210
Edison International 11,462 720
EDP - Energias de Portugal SA 198,853 1,248
Emera Inc 25,907 1,101
Evoqua Water Technologies Corp
(c)
23,385 631
Exelon Corp 17,500 739
National Grid PLC 85,030 1,005
Public Service Enterprise Group Inc 16,912 986
Red Electrica Corp SA 76,181 1,564
Southern Co/The 16,290 1,001
Spark Infrastructure Group 631,691 1,027
SSE PLC 68,688 1,407
Terna Rete Elettrica Nazionale SpA 107,675 827
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Transmissora Alianca de Energia Eletrica SA 163,700 $ 1,050
$ 16,738
Electronics - 0.22%
Badger Meter Inc 3,666 345
Energy - Alternate Sources - 5.35%
Enviva Partners LP 30,769 1,398
NextEra Energy Partners LP 16,329 1,095
Sunnova Energy International Inc
(c)
132,093 5,961
$ 8,454
Engineering & Construction - 0.92%
AECOM
(c)
1,671 83
Aena SME SA
(c),(d)
1,546 269
Grupo Aeroportuario del Pacifico SAB de CV
(c)
39,200 437
Stantec Inc 6,774 220
Sydney Airport
(c)
91,611 453
$ 1,462
Environmental Control - 1.47%
China Water Affairs Group Ltd 256,000 200
Kurita Water Industries Ltd 11,600 443
METAWATER Co Ltd 13,200 297
Montrose Environmental Group Inc
(c)
4,598 142
Pentair PLC 10,486 557
Tetra Tech Inc 5,851 678
$ 2,317
Food - 0.18%
Ingredion Inc 1,711 135
Wilmar International Ltd 42,000 148
$ 283
Forest Products & Paper - 0.74%
International Paper Co 2,668 133
Mondi PLC 5,964 140
Nine Dragons Paper Holdings Ltd 101,000 143
Oji Holdings Corp 29,000 165
Smurfit Kappa Group PLC 3,097 145
Stora Enso Oyj 7,789 149
Svenska Cellulosa AB SCA 8,141 142
UPM-Kymmene Oyj 3,995 149
$ 1,166
Gas - 1.32%
Enagas SA 36,365 800
Snam SpA 229,194 1,294
$ 2,094
Healthcare - Products - 0.72%
Danaher Corp 5,135 1,141
Home Furnishings - 0.11%
Coway Co Ltd
(c)
2,470 166
Housewares - 0.09%
Scotts Miracle-Gro Co/The 751 150
Internet - 0.06%
21Vianet Group Inc ADR
(c)
2,943 102
Iron & Steel - 0.58%
ArcelorMittal SA
(c)
7,190 164
Fortescue Metals Group Ltd 9,829 178
Nippon Steel Corp 10,800 139
Nucor Corp 2,458 131
POSCO 624 156
Vale SA ADR 9,068 152
$ 920
Lodging - 0.03%
City Developments Ltd 7,700 46
Machinery - Diversified - 1.32%
IDEX Corp 1,853 369
Mueller Water Products Inc - Class A 22,533 279
Watts Water Technologies Inc 1,890 230
Xylem Inc/NY 11,868 1,208
$ 2,086

Schedule of Investments
Principal Diversified Select Real Asset Fund
December 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Metal Fabrication & Hardware - 0.31%
Advanced Drainage Systems Inc 5,879 $ 491
Mining - 2.17%
Agnico Eagle Mines Ltd 2,010 141
Anglo American PLC 4,467 147
AngloGold Ashanti Ltd ADR 6,092 138
Antofagasta PLC 7,889 155
Barrick Gold Corp 5,739 131
BHP Group Ltd 4,706 154
Franco-Nevada Corp 990 124
Freeport-McMoRan Inc 5,644 147
Fresnillo PLC 9,396 145
Glencore PLC
(c)
46,686 148
Gold Fields Ltd ADR 15,159 140
Kinross Gold Corp 18,498 136
Kirkland Lake Gold Ltd 3,215 133
Korea Zinc Co Ltd
(c)
385 143
MMC Norilsk Nickel PJSC ADR 4,734 149
Newcrest Mining Ltd 6,654 133
Newmont Corp 2,244 134
Polymetal International PLC 6,331 146
Polyus PJSC 1,398 141
Rio Tinto Ltd 1,767 155
South32 Ltd 74,667 143
Southern Copper Corp 2,223 145
Sumitomo Metal Mining Co Ltd 3,500 156
Wheaton Precious Metals Corp 3,413 142
$ 3,426
Oil & Gas - 2.48%
BP PLC 39,937 138
Canadian Natural Resources Ltd 5,774 139
Chevron Corp 1,514 128
CNOOC Ltd 126,000 116
ConocoPhillips 3,337 133
Ecopetrol SA ADR 11,461 148
Eni SpA 13,294 139
EOG Resources Inc 2,816 140
Equinor ASA 8,341 141
Exxon Mobil Corp 3,462 143
Gazprom PJSC ADR 28,395 158
LUKOIL PJSC ADR 2,031 138
Marathon Petroleum Corp 3,396 140
Neste Oyj 1,964 143
Novatek PJSC 850 138
Occidental Petroleum Corp 8,378 145
Petroleo Brasileiro SA ADR 13,797 155
Phillips 66 2,179 152
Pioneer Natural Resources Co 1,313 150
Reliance Industries Ltd
(d)
2,524 138
Repsol SA 13,698 138
Repsol SA - Rights
(c)
13,698 5
Rosneft Oil Co PJSC 22,734 128
Royal Dutch Shell PLC - A Shares 7,779 136
Suncor Energy Inc 8,238 138
Tatneft PJSC ADR 3,474 141
TOTAL SE 3,081 133
Valero Energy Corp 2,455 139
Woodside Petroleum Ltd 8,010 141
$ 3,921
Oil & Gas Services - 0.18%
Halliburton Co 7,958 150
Schlumberger NV 6,350 139
$ 289
Packaging & Containers - 0.53%
Amcor PLC 11,653 137
DS Smith PLC 29,790 153
Packaging Corp of America 1,016 140
Sealed Air Corp 2,930 134
SIG Combibloc Group AG
(c)
5,718 133
COMMON STOCKS (continued) Shares Held Value (000’s)
Packaging & Containers (continued)
Westrock Co 3,128 $ 136
$ 833
Pipelines - 5.85%
APA Group 36,291 270
Cheniere Energy Inc
(c)
16,979 1,019
Enbridge Inc 30,159 965
Enterprise Products Partners LP 37,087 727
Equitrans Midstream Corp 20,203 163
Gibson Energy Inc 23,166 374
Hess Midstream LP 13,730 269
Kinder Morgan Inc 25,785 353
Magellan Midstream Partners LP 13,314 565
MPLX LP 27,006 585
Noble Midstream Partners LP 48,304 503
ONEOK Inc 11,704 449
Plains All American Pipeline LP 70,922 584
Targa Resources Corp 31,571 833
TC Energy Corp 15,994 650
Williams Cos Inc/The 47,313 948
$ 9,257
Private Equity - 0.20%
Centuria Capital Group 158,112 320
Real Estate - 1.50%
Castellum AB 4,881 124
Entra ASA
(d)
5,078 115
ESR Cayman Ltd
(c),(d)
5,000 18
ESR Kendall Square REIT Co Ltd
(c)
10,712 50
Fabege AB 5,831 92
LEG Immobilien AG 1,274 198
Midea Real Estate Holding Ltd
(d)
21,200 47
Mitsubishi Estate Co Ltd 14,300 230
Mitsui Fudosan Co Ltd 6,900 145
New World Development Co Ltd 46,750 218
Sun Hung Kai Properties Ltd 15,000 192
Vonovia SE 9,627 703
Wihlborgs Fastigheter AB 4,747 107
Zhongliang Holdings Group Co Ltd 203,000 135
$ 2,374
REITs - 7.79%
AIMS APAC REIT 115,200 109
Alexandria Real Estate Equities Inc 413 74
Allied Properties Real Estate Investment Trust 2,500 74
American Campus Communities Inc 1,040 44
American Homes 4 Rent 10,139 304
American Tower Corp 818 184
Apartment Income REIT Corp 2,658 102
Apartment Investment and Management Co 2,658 14
Arena REIT 68,239 152
AvalonBay Communities Inc 580 93
Big Yellow Group PLC 15,809 237
Broadstone Net Lease Inc 4,533 89
Camden Property Trust 600 60
CapitaLand Retail China Trust 35,100 37
Centuria Industrial REIT 37,585 89
Centuria Office REIT 32,976 54
CFE Capital S de RL de CV 456,100 653
CoreSite Realty Corp 1,433 180
CRE Logistics REIT Inc 35 53
Crown Castle International Corp 3,812 607
CubeSmart 7,103 239
CyrusOne Inc 1,404 103
Daiwa Office Investment Corp 15 95
Dexus 13,775 100
Dream Industrial Real Estate Investment Trust 28,600 295
Equinix Inc 202 144
Essential Properties Realty Trust Inc 5,145 109
Essex Property Trust Inc 246 58
Gecina SA 1,139 177
Goodman Group 14,508 212

Schedule of Investments
Principal Diversified Select Real Asset Fund
December 31, 2020 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Healthcare Trust of America Inc 8,693 $ 239
Healthpeak Properties Inc 6,606 200
Independence Realty Trust Inc 22,816 306
Industrial & Infrastructure Fund Investment Corp 68 126
Industrial Logistics Properties Trust 10,761 251
Ingenia Communities Group 46,361 176
Inmobiliaria Colonial Socimi SA 9,731 96
Invitation Homes Inc 15,123 449
Irongate Group 26,578 26
Japan Hotel REIT Investment Corp 211 108
Lendlease Global Commercial REIT 41,300 23
Link REIT 23,100 210
Mapletree Industrial Trust 30,000 66
Merlin Properties Socimi SA 12,739 121
MGM Growth Properties LLC 3,391 106
Minto Apartment Real Estate Investment Trust 2,800 45
NewRiver REIT PLC
(c)
31,033 36
Nippon Prologis REIT Inc 30 94
Nomura Real Estate Master Fund Inc 100 143
NSI NV 5,536 221
Park Hotels & Resorts Inc 4,993 86
Plymouth Industrial REIT Inc 5,614 84
Prologis Inc 8,107 808
Rayonier Inc 4,687 138
Rexford Industrial Realty Inc 2,355 116
Sabra Health Care REIT Inc 8,443 147
Scentre Group 25,000 54
Segro PLC 32,317 419
Sekisui House Reit Inc 246 179
STORE Capital Corp 7,295 248
Summit Industrial Income REIT 22,930 246
Sun Communities Inc 2,189 333
Sunstone Hotel Investors Inc 4,860 55
Terreno Realty Corp 1,300 76
UNITE Group PLC/The
(c)
5,892 84
United Urban Investment Corp 157 194
VICI Properties Inc 8,201 209
Welltower Inc 7,088 458
Weyerhaeuser Co 7,729 259
WPT Industrial Real Estate Investment Trust 23,821 345
$ 12,321
Telecommunications - 0.06%
Eutelsat Communications SA 8,171 92
Water - 3.63%
Aguas Andinas SA 2,042,477 658
American Water Works Co Inc 8,842 1,357
Essential Utilities Inc 23,852 1,128
Grupo Rotoplas SAB de CV
(c)
25,145 35
Guangdong Investment Ltd 180,000 325
Middlesex Water Co 1,438 104
Pennon Group PLC 23,599 305
Suez SA 31,010 615
United Utilities Group PLC 43,698 534
Veolia Environnement SA 24,102 594
York Water Co/The 1,978 92
$ 5,747
TOTAL COMMON STOCKS $ 81,599
CONVERTIBLE PREFERRED STOCKS
- 0.05% Shares Held Value (000's)
REITs - 0.05%
RPT Realty 7.25%
(e)
1,650 $ 82
TOTAL CONVERTIBLE PREFERRED STOCKS $ 82
PREFERRED STOCKS - 0.43% Shares Held Value (000's)
Electric - 0.43%
Cia de Transmissao de Energia Eletrica Paulista
0.18%
125,900 $ 674
TOTAL PREFERRED STOCKS $ 674
BONDS - 20.60%
Principal
Amount (000's) Value (000's)
Commercial Mortgage Backed Securities - 15.10%
BANK 2018-BNK13
3.00%, 08/15/2061
(d)
$ 2,000 $ 1,538
BANK 2018-BNK15
4.65%, 11/15/2061
(f)
1,100 1,155
BANK 2019-BNK22
1.50%, 11/15/2062
(d),(f),(g)
2,000 204
1.96%, 11/15/2062
(d),(f)
1,000 550
Benchmark 2018-B6 Mortgage Trust
3.12%, 10/10/2051
(d),(f)
1,000 956
Benchmark 2019-B12 Mortgage Trust
3.00%, 08/15/2052
(d)
1,891 1,774
Benchmark 2019-B13 Mortgage Trust
1.01%, 08/15/2057
(d),(f),(g)
1,750 122
3.00%, 08/15/2057
(d)
1,750 835
Benchmark 2020-B20 Mortgage Trust
1.55%, 10/15/2053
(d),(f),(g)
3,250 390
2.00%, 10/15/2053
(d)
968 827
Benchmark 2020-B21 Mortgage Trust
1.46%, 12/17/2053
(f),(g)
8,999 1,031
Cantor Commercial Real Estate Lending
2019-CF1
4.35%, 05/15/2052
(f)
1,000 1,110
Citigroup Commercial Mortgage Trust 2018-C6
5.07%, 11/10/2051
(f)
1,000 1,032
Citigroup Commercial Mortgage Trust 2019-C7
2.75%, 12/15/2072
(d)
125 102
Citigroup Commercial Mortgage Trust
2019-GC41
3.00%, 08/10/2056
(d)
1,750 1,612
3.00%, 08/10/2056
(d)
1,400 843
Csail 2015-C2 Commercial Mortgage Trust
4.19%, 06/15/2057
(f)
500 396
DBJPM 20-C9 Mortgage Trust
3.49%, 09/15/2053
(f)
500 529
Freddie Mac Multifamily Structured Pass
Through Certificates
1.52%, 01/25/2027
(f),(g)
11,986 952
GS Mortgage Securities Trust 2013-GCJ14
4.74%, 08/10/2046
(d),(f)
539 433
GS Mortgage Securities Trust 2019-GC40
1.16%, 07/10/2052
(d),(f),(g)
9,860 885
3.00%, 07/10/2052
(d)
2,000 1,847
GS Mortgage Securities Trust 2019-GC42
0.94%, 09/01/2052
(d),(f),(g)
3,246 226
JPMBB Commercial Mortgage Securities Trust
2014-C21
4.66%, 08/15/2047
(d),(f)
1,000 852
JPMBB Commercial Mortgage Securities Trust
2015-C28
3.65%, 10/15/2048
(d),(f)
500 44
JPMBB Commercial Mortgage Securities Trust
2015-C29
3.70%, 05/15/2048
(f)
560 432
JPMCC Commercial Mortgage Securities Trust
2019-COR4
3.00%, 03/10/2052
(d)
2,000 1,717
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C25
4.52%, 10/15/2048
(d),(f)
1,000 672
4.52%, 10/15/2048
(d),(f)
500 358
WFRBS Commercial Mortgage Trust 2014-C20
3.99%, 05/15/2047
(d)
500 200
WFRBS Commercial Mortgage Trust 2014-C21
3.50%, 08/15/2047
(d)
319 253
$ 23,877

Schedule of Investments
Principal Diversified Select Real Asset Fund
December 31, 2020 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services - 0.34%
APX Group Inc
6.75%, 02/15/2027
(d)
$ 500 $ 537
Food - 0.33%
H-Food Holdings LLC / Hearthside Finance Co
Inc
8.50%, 06/01/2026
(d)
500 523
Healthcare - Services - 0.46%
Hadrian Merger Sub Inc
8.50%, 05/01/2026
(d)
700 723
Insurance - 0.13%
Acrisure LLC / Acrisure Finance Inc
10.13%, 08/01/2026
(d)
178 204
Leisure Products & Services - 0.44%
Constellation Merger Sub Inc
8.50%, 09/15/2025
(d)
750 697
Media - 0.24%
Cengage Learning Inc
9.50%, 06/15/2024
(d)
406 380
Miscellaneous Manufacturers - 0.55%
FXI Holdings Inc
7.88%, 11/01/2024
(d)
688 693
12.25%, 11/15/2026
(d)
160 183
$ 876
Mortgage Backed Securities - 2.01%
Freddie Mac STACR 2019-HQA3
7.65%, 09/25/2049
(d)
500 507
1.00 x 1 Month USD LIBOR + 7.50%
Freddie Mac STACR Remic Trust 2020-DNA2
4.95%, 02/25/2050
(d)
500 460
1.00 x 1 Month USD LIBOR + 4.80%
Freddie Mac STACR Trust 2019-DNA2
10.65%, 03/25/2049
(d)
900 959
1.00 x 1 Month USD LIBOR + 10.50%
Freddie Mac STACR Trust 2019-DNA3
8.30%, 07/25/2049
(d)
250 255
1.00 x 1 Month USD LIBOR + 8.15%
Freddie Mac STACR Trust 2019-HQA2
11.40%, 04/25/2049
(d)
900 999
1.00 x 1 Month USD LIBOR + 11.25%
$ 3,180
Other Asset Backed Securities - 0.31%
Oaktree CLO 2019-4 Ltd
7.45%, 10/20/2032
(d)
500 485
1.00 x 3 Month USD LIBOR + 7.23%
Retail - 0.44%
Staples Inc
10.75%, 04/15/2027
(d)
700 697
Telecommunications - 0.25%
Gogo Intermediate Holdings LLC / Gogo Finance
Co Inc
9.88%, 05/01/2024
(d)
372 398
TOTAL BONDS $ 32,577
SENIOR FLOATING RATE INTERESTS
- 0.40%
Principal
Amount (000's) Value (000's)
Automobile Parts & Equipment - 0.40%
GC EOS Buyer Inc
8.65%, 06/29/2026
(h)
$ 700 $ 630
3 Month USD LIBOR + 2.75%
TOTAL SENIOR FLOATING RATE INTERESTS $ 630
Total Investments $ 159,889
Other Assets and Liabilities -  (1.09)% (1,730)
TOTAL NET ASSETS - 100.00% $ 158,159
(a) Current yield shown is as of period end.
(b) Private Investment Funds have quarterly or annual redemption frequencies and are considered restricted securities. Please see Private Investment Funds sub-schedule for additional information.
(c) Non-income producing security
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $26,527 or 16.77% of net assets.
(e) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(f) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(g) Security is an Interest Only Strip.
(h) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Financial 18.08%
Mortgage Securities 17.11%
Utilities 15.96%
Energy 13.86%
Consumer, Non-cyclical 12.41%
Industrial 10.78%
Money Market Funds 5.76%
Basic Materials 4.43%
Consumer, Cyclical 1.51%
Communications 0.61%
Asset Backed Securities 0.31%
Investment Companies 0.27%
Other Assets and Liabilities
(1.09)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal Diversified Select Real Asset Fund
December 31, 2020 (unaudited)
See accompanying notes.

Private Investment Funds
Security Name Acquisition Date Cost Value
Redemption
Notice (days)
Percent of
Net Assets
BTG Pactual Open Ended Core US Timberland Fund, LP
(a)
07/01/2019 $ 8,000 $ 8,189 90 5.17%
Ceres Farmland Holdings, LP
(b)
11/06/2019 6,000 6,431 N/A 4.07%
Hancock Timberland and Farmland Fund, LP
(c)
08/12/2020, 11/12/2020, 11/17/2020 4,344 4,396 N/A 2.78%
Sound Point CLO Fund, LP
(d)
08/06/2019 4,000 3,574 60 2.26%
UBS AgriVest Farmland Fund, LP
(e)
07/01/2020, 10/01/2020 6,800 6,870 60 4.34%
UBS Trumbull Property Growth & Income Fund, LP
(f)
07/01/2020 5,000 5,326 60 3.37%
Total $ 34,786 21.99%
The private investment funds listed in the table do not include any unfunded commitments.
Amounts in thousands.
(a) The fund was established to invest and reinvest assets of the investors through the REIT, primarily in interests (including ownership or leasehold interests) in real property, which is to be planted with trees, or real property on which trees are growing (timberland), trees growing on timberland, or trees which have been cut but not removed from the timberland (timber); contracts or agreements for the cutting and/or use of timber on timberland. Timber investments are not intended to produce immediate revenues. Redemptions are subject to a two-year holding period from the acquisition date.
(b) The fund is an open-ended investment fund whose objective is to generate an attractive total return through the acquisition and management of farmland in the
Midwestern United States. Redemptions are subject to a one-year holding period from the acquisition date. After the holding period has expired, redemptions are permitted with written redemption notice five months prior to the annual redemption date, which is the last day of February.
(c) This open-end fund blends the two asset classes of timberland and farmland. The geographic focus will be in the U.S., Canada, Australia, New Zealand, Chile, Brazil,
Uruguay, and Western Europe. Agriculture investments will be diversified among row crops (corn, soy, wheat, etc.), permanent crops (vines/trees), and commodity crops
(cotton, lettuce, strawberries, etc.). Redemptions are subject to a three-year holding period from the acquisition date. After the holding period has expired, redemptions are permitted with written redemption notice given by April 30th of that year.
(d) The fund was organized for the purpose of trading and investing in residual tranches and other notes issued by and with respect to collateralized loan obligations.
Redemptions are subject to a one-year holding period from the ac quisition date.
(e) This open-end fund invests primarily in U.S. farmland. It is a well-diversified portfolio across many regions of the country and diversified across row crops, vegetable crops, and permanent crops.
(f) This open-end, commingled private real estate portfolio combines value-add properties with capital appreciation potential and more stable income-generating properties. Properties in the portfolio typically start as  development, renovation, repositioning, or lease-up stage investments, and transition toward stabilized assets.

Glossary to the Schedule of Investments
December 31, 2020 (unaudited)
See accompanying notes.

Currency Abbreviations
USD/$ United States Dollar

December 31, 2020 (unaudited)

Security Valuation. Principal Diversified Select Real Asset Fund (known as the “Fund”) values securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Global
Investors, LLC (“the Manager”) under procedures established and periodically reviewed by the Fund’s Board of Trustees.
The Fund invests in other publicly traded investment funds which are valued at the respective fund’s net asset value. In addition, the Fund invests a portion of its assets in private investment funds which are valued at fair value based upon the net asset value reported on a periodic basis. The appropriateness of the fair value of these securities is monitored by the Manager.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Fund’s net asset value are reflected in the Fund’s net asset value and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American Depositary Receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Fund invests in foreign securities listed on foreign exchanges which trade on days on which the Fund does not determine net asset value, for example weekends and other customary national U.S. holidays, the Fund’s net asset value could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be affected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Trustees as may occasionally be necessary.
Fair value is defined as the price that the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Fund may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in
Level 1 includes listed equities and listed derivatives.
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, municipal bonds, OTC derivatives, senior floating rate interests, and US Government and Government Agency Obligations.
Level 3 – Significant unobservable inputs (including the Fund’s assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, corporate bonds, mortgage backed securities, preferred stocks or senior floating rate interests.
In accordance with Accounting Standards Codification 820 – Fair Value Measurement, the Fund has elected to apply the practical expedient to value its investments in private investment funds at their respective net asset value each calendar quarter. These investments are excluded from the fair value hierarchy.

December 31, 2020 (unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market-based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using indicative quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-
dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
*For additional detail regarding sector classifications, please see the Schedule of Investments.
The Fund's Schedule of Investments as of December 31, 2020 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund and its holdings, please see the Fund's prospectus and annual report.
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal Diversified Select Real Asset Fund
Bonds* $ — $ 32,577 $ — $ 32,577
Common Stocks
Basic Materials 3,286 3,713 — 6,999
Communications 102 92 — 194
Consumer, Cyclical 150 212 — 362
Consumer, Non-cyclical 1,827 2,712 — 4,539
Energy 19,580 2,341 — 21,921
Financial 8,630 6,385 — 15,015
Industrial 5,813 2,177 — 7,990
Utilities 11,411 13,168 — 24,579
Convertible Preferred Stocks
Financial — 82 — 82
Investment Companies 9,541 — — 9,541
Preferred Stocks
Utilities 674 — — 674
Senior Floating Rate Interests* — 630 — 630
Total $ 61,014 $ 64,089 $ — $ 125,103
Investments Using NAV as practical expedient
Private Investment Funds 34,786
Total investments in securities $ — $ — $ — $ 159,889